Related Party Transactions and Balances	12 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
17.	RELATED PARTY TRANSACTIONS AND BALANCES

As of June 30, 2021, the Company had no balances due from or due to related parties.

As of June 30, 2020, the Company had balance of $1,127 due from two related parties which were indirectly controlled Mr. Guo’an Hu, one of the shareholders of 39Pu. The balance was generated from sales of dark tea products.

During the year ended June 30, 2020, the Company sold dark tea products of $33,497 to two related parties. During the years ended June 30, 2021 and 2019, the Company did not incur significant related party transactions.